AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 2008
Securities Act of 1933 File No. 333-64981
Investment Company Act of 1940 File No. 811-09025

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. __
POST-EFFECTIVE AMENDMENT NO. 11
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 13

NEW COVENANT FUNDS
(Exact Name of Registrant as Specified in Charter)

200 East Twelfth Street
Jeffersonville, Indiana 47130
(Address of Principal Executive Offices)

1-877-835-4531
(Registrant’s Telephone Number)

Robert E. Leech, President
New Covenant Funds
200 East Twelfth Street, Suite C
Jeffersonville, Indiana 47130
(Name and Address of Agent for Service)

Copies to
Patrick W.D. Turley, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Paragraph (b)
☐	on (date) pursuant to Paragraph (b);
☐	60 days after filing pursuant to Paragraph (a) (1);
☐	on (date) pursuant to Paragraph (a) (2);
☑	75 days after filing pursuant to Paragraph (a) (2) of Rule 485 or on such earlier date as the Commission may designate pursuant to Paragraph (a)(3) of Rule 485; or
☐	on (date) pursuant to Paragraph (a) (2) of Rule 485

EXPLANATORY NOTE:  This Post-Effective Amendment No. 11 is being filed for the sole purpose of requesting series and class identifiers for the following series which were effective prior to February 6, 2006:

New Covenant Balanced Income Fund
New Covenant Growth Fund
New Covenant Income Fund

Parts A and B of Post-Effective Amendment No. 10 (Accession No. 0000894189-08-003411) filed on October 28, 2008, are incorporated by reference to this filing.

NEW COVENANT FUNDS

PART C

OTHER INFORMATION

Item 23.  Exhibits

(a)	(i)	Trust Instrument dated September 30, 1998, was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and is incorporated herein by reference.

(ii)	Certificate of Trust dated September 30, 1998, was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and is incorporated herein by reference.

(b)	By-laws dated September 30, 1998, were previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – not applicable.

(d)	(i)
Amended and Restated Investment Advisory Agreement between Registrant and the NCF Investment Department of New Covenant Trust Company, N.A. dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to Amended and Restated Investment Advisory Agreement between Registrant and One Compass Advisors dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(ii)
Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Capital Guardian Trust Company dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Capital Guardian Trust Company dated June 15, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(B)
Amendment to Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Capital Guardian Trust Company dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)
Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Tattersall Advisory Group, Inc. dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Tattersall Advisory Group, Inc. dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iv)
Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Wellington Management Company, LLP dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Wellington Management Company, LLP dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(v)
Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Sound Shore Management, Inc. dated May 14, 2001, was previously filed with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on October 3, 2001, and is incorporated herein by reference.

(A)
Amendment to Sub-Advisory Agreement between One Compass Advisors and Sound Shore Management, Inc. dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(vi)
Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Santa Barbara Asset Management, LLC dated November 19, 2007, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Santa Barbara Asset Management, LLC dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(vii)
Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Russell Implementation Services, Inc. dated June 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Russell Implementation Services dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(e)
Distribution Agreement between Registrant and New Covenant Funds Distributor, Inc. dated February 22, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(i)
Sub-Distribution Agreement between New Covenant Funds Distributor, Inc. and Quasar Distributors, LLC dated April 12, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. dated March 17, 2005, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(i)
Rider to Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. dated March 17, 2005, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(h)	(i)
Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(ii)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iv)	(A)
Expense Limitation Agreement between Registrant and One Compass Advisors dated June 30, 2008, with respect to the Growth Fund and Income Fund, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(B)
Expense Limitation Agreement between Registrant and One Compass Advisors dated June 30, 2008, with respect to the Balanced Growth Fund and Balanced Income Fund, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(v)	(A)
Power of Attorney for Alison M. John dated October 15, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 27, 2007, and is incorporated herein by reference.

(B)
Power of Attorney for F. Kenneth Bateman dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(C)
Power of Attorney for Gail C. Duree dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(D)
Power of Attorney for William Lauderbach dated October 12, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 27, 2007, and is incorporated herein by reference.

(E)
Power of Attorney for Samuel McNairy dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(F)
Power of Attorney for Donald B. Register dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(G)
Power of Attorney for Elinor K. Hite dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(H)
Power of Attorney for Henry H. Gardiner dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(I)
Power of Attorney for Robert E. Leech dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(J)	Power of Attorney for Patrick J. Rudnick dated October 29, 2008 – filed herewith.

(i)
Opinion and Consent of Counsel dated June 30, 1999, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on June 30, 1999, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – not applicable.

(k)	Omitted Financial Statements – not applicable.

(l)
Initial Capital Agreement dated June 28, 1999, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on June 30, 1999, and is incorporated herein by reference.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	(i)
Code of Ethics for New Covenant Trust Company dated October 10, 2006, was previously filed with Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A on October 31, 2006, and is incorporated herein by reference.

(ii)
Code of Ethics for New Covenant Funds dated April 14, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)
Code of Ethics for The Capital Group Companies Inc. (Capital Guardian) dated April 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iv)
Code of Ethics for Tattersall Advisory Group, Inc. dated July 1, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(v)
Code of Ethics for Wellington Management Company, LLP July 1, 2004, was previously filed with Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A on November 1, 2004, and is incorporated herein by reference.

(vi)
Code of Ethics for Sound Shore Management Company, Inc. dated September 22, 2004, was previously filed with Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A on October 31, 2005, and is incorporated herein by reference.

(vii)
Code of Ethics for Russell Implementation Services, Inc. dated November 8, 2007, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(viii)
Code of Ethics for Santa Barbara Asset Management, LLC dated May 30, 2006, was previously filed with Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A on October 31, 2006, and is incorporated herein by reference.

(A)
Code of Ethics Supplement for Santa Barbara Asset Management, LLC dated April 30, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(ix)
Code of Ethics for New Covenant Funds Distributor, Inc. was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Funds

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument which was previously filed with Pre-Effective Amendment No. 2 to Registration Statement No.333-64981 on June 30, 1999, and is incorporated herein by reference.

The Trust Instrument limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by law, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26.  Business and Other Connections of the Investment Manager

One Compass Advisors (the “Adviser”), is the investment adviser for the Registrant. The Adviser is a separate division of New Covenant Trust Company, N.A., which is a federally chartered national trust bank. During the last two fiscal years, no director or officer of the Adviser has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Capital Guardian Trust Company is a Sub-Adviser for the Growth Fund. During the last two fiscal years, no director or officer of Capital Guardian Trust Company, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Russell Implementation Services, Inc. is a Sub-Adviser for the Growth Fund.  During the last two fiscal years, no director or officer of Russell Implementation Services, Inc. has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Santa Barbara Asset Management, LLC is a Sub-Adviser for the Growth Fund. During the last two fiscal years, no director or officer of Santa Barbara Asset Management, LLC, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Sound Shore Management, Inc. is a Sub-Adviser for the Growth Fund. During the last two fiscal years, no director or officer of Sound Shore Management, Inc., has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Tattersall Advisory Group, Inc. is a Sub-Adviser for the Income Fund. During the last two fiscal years, no director or officer of Tattersall Advisory Group, Inc., has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Wellington Management Company, LLP is a Sub-Adviser for the Growth Fund. The principal business address of Wellington Management Company, LLP is 75 State Street, Boston, Massachusetts 02109. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Item 27.  Principal Underwriter

(a) New Covenant Funds Distributor, Inc. (the “Distributor”) acts as principal underwriter.

New Covenant Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. New Covenant Funds Distributor, Inc. is located at 200 East Twelfth Street, Jeffersonville Indiana 47130.

(b) The following is a list of the executive officers, directors, and partners of New Covenant Funds Distributor, Inc.:

Name and Principal Business Address	Position and Offices with New Covenant Funds Distributor, Inc.	Positions and Offices with Registrant
William R. Precious	President	None
Anita J. Clemons	Vice President, Assistant Secretary	None
Laura C. Plumley	Secretary	None

(c)           Not applicable.

Item 28.  Location of Accounts and Records

All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Registrant’s investment adviser, NCF Investment Department of New Covenant Trust Company, N.A., except for those maintained by the Registrant’s Custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10017-2070, and the Registrant’s Administrator, Transfer Agent and Accounting Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, WI 53201-0201.

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Jeffersonville and the State of Indiana on the 24th day of November 2008.

NEW COVENANT FUNDS

By             *Robert E. Leech
Robert E. Leech
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*F. Kenneth Bateman	Trustee, Chairman	November 24, 2008
F. Kenneth Bateman

*Gail C. Duree	Trustee, Vice Chairman	November 24, 2008
Gail C. Duree

*Henry H. Gardiner	Trustee	November 24, 2008
Henry H. Gardiner

*Elinor K. Hite	Trustee	November 24, 2008
Elinor K. Hite

*Donald B. Register	Trustee	November 24, 2008
Donald B. Register

*Allison John	Trustee	November 24, 2008
Allison John

*William C. Lauderbach	Trustee	November 24, 2008
William C. Lauderbach

*Samuel W. McNairy	Trustee	November 24, 2008
Samuel W. McNairy

*Patrick J. Rudnick	Principal Financial and Accounting Officer	November 24, 2008
Patrick J. Rudnick

*Robert E. Leech	Trustee, President and Principal Executive Officer	November 24, 2008
Robert E. Leech

*Signed by
/s/ Patrick W.D. Turley, Esq. Patrick W.D. Turley, Esq. as Attorney in Fact pursuant to the Powers of Attorney filed October 26, 2007, October 28, 2008 and herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Power of Attorney – Patrick J. Rudnick	EX.99.h.v.J